Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Nature of Operations [Text Block]
Note
1
- Nature of Operations

The consolidated financial statements include the accounts of Quaint Oak Bancorp, Inc., a Pennsylvania chartered corporation (the “Company” or “Quaint Oak Bancorp”) and its wholly owned subsidiary, Quaint Oak Bank, a Pennsylvania chartered stock savings bank (the “Bank”), along with its wholly owned subsidiaries. At
December 31, 2020,
the Bank has
five
wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, QOB Properties, LLC, and Quaint Oak Insurance Agency, LLC, each a Pennsylvania limited liability company. The mortgage company offers mortgage banking in the Lehigh Valley, Delaware Valley and Philadelphia County regions of Pennsylvania. The real estate and abstract companies offer real estate sales and title abstract services, respectively, primarily in the Lehigh Valley region of Pennsylvania. These companies began operation in
July 2009.
In
February, 2019,
Quaint Oak Mortgage opened a mortgage banking office in Philadelphia, Pennsylvania. QOB Properties, LLC began operations in
July 2012
and holds Bank properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure. Quaint Oak Insurance Agency, LLC began operations in
August 2016
and provides a broad range of personal and commercial insurance coverage solutions. All significant intercompany balances and transactions have been eliminated.

The Bank is subject to regulation by the Pennsylvania Department of Banking and Securities and the Federal Deposit Insurance Corporation. Pursuant to the Bank's election under Section
10
(l) of the Home Owners' Loan Act, the Company is a savings and loan holding company regulated by the Board of Governors of the Federal Reserve System. The market area served by the Bank is principally Bucks, Montgomery and Philadelphia Counties in Pennsylvania and the Lehigh Valley area in Pennsylvania. The Bank has two
banking locations: the main office location in Southampton, Pennsylvania and a regional banking office in the Lehigh Valley area of Pennsylvania. The principal deposit products offered by the Bank are certificates of deposit, money market accounts, non-interest bearing checking accounts for businesses and consumers, and savings accounts. In
February 2019,
Quaint Oak Bank opened a retail banking office in Philadelphia, Pennsylvania. The principal loan products offered by the Bank are fixed and adjustable rate residential and commercial mortgages, construction loans, commercial business loans, home equity loans, and lines of credit.